LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (202,416)	$ (29,075)	¥ (507,988)	¥ (1,227,893)
Denominator:
Basic loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Class A ordinary shares
Numerator:
Net loss	¥ (128,498)	$ (18,458)	¥ (320,514)	¥ (612,133)
Net loss attributable to ordinary shareholders	(128,498)	(18,458)	(320,514)	(612,133)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	(73,918)	(10,617)	(187,474)	(615,760)
Net loss attributable to ordinary shareholders-diluted	¥ (202,416)	$ (29,075)	¥ (507,988)	¥ (1,227,893)
Denominator:
Weighted average number of ordinary shares outstanding-basic	246,614,615	246,614,615	242,542,728	73,900,022
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	141,865,947	141,865,947	141,865,947	74,337,960
Weighted average number of ordinary shares outstanding-diluted	388,480,562	388,480,562	384,408,675	148,237,982
Basic loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Class B ordinary shares
Numerator:
Net loss	¥ (49,017)	$ (7,040)	¥ (124,319)	¥ (219,898)
Net loss attributable to ordinary shareholders	(49,017)	(7,040)	(124,319)	(219,898)
Net loss attributable to ordinary shareholders-diluted	¥ (49,017)	$ (7,040)	¥ (124,319)	¥ (219,898)
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	94,075,249	26,547,262
Weighted average number of ordinary shares outstanding-diluted	94,075,249	94,075,249	94,075,249	26,547,262
Basic loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Class C ordinary shares
Numerator:
Net loss	¥ (24,901)	$ (3,577)	¥ (63,155)	¥ (395,862)
Net loss attributable to ordinary shareholders	(24,901)	(3,577)	(63,155)	(395,862)
Net loss attributable to ordinary shareholders-diluted	¥ (24,901)	$ (3,577)	¥ (63,155)	¥ (395,862)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding-diluted	47,790,698	47,790,698	47,790,698	47,790,698
Basic loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted loss per share (in dollars per share) | (per share)	¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)